Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($)				9 Months Ended
	Aug. 31, 2018	Jun. 22, 2018	May 09, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	[1]
Goodwill				$ 4,483,069		$ 4,181,991	$ 4,181,991
Cash				410,138
Cohuborate, Ltd [Member]
Cash			$ 1,038,368
Accounts receivable			12,114
Inventory			315,438
Other current assets			22,928
Property and equipment			4,321
Intangible assets			190,430
Total assets acquired			1,583,599
Total liabilities assumed			(148,285)
Net assets acquired			1,435,314
Issuance of Class A common stock			1,435,176
Cash			138
Total			$ 1,435,314
Qwizdom, Inc [Member]
Cash		$ 239,698
Accounts receivable		662,636
Inventory		132,411
Other current assets		20,857
Property and equipment		299,525
Intangible assets		904,666
Goodwill		222,667		222,667
Total assets acquired		2,482,460
Total liabilities assumed		(177,890)
Net assets acquired		2,304,570
Issuance of Class A common stock		828,570
Cash		410,000
Promissory note		656,000
Earn out payable		410,000
Total		$ 2,304,570
EOSEDU, LLC [Member]
Cash	$ 32,269
Accounts receivable	89,871
Other current assets	4,543
Intangible assets	156,823
Goodwill	78,411			$ 78,411
Total assets acquired	361,917
Total liabilities assumed	(7,917)
Net assets acquired	354,000
Issuance of Class A common stock	354,000
Total	$ 354,000

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis